SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of financial statement amounts and balances of the consolidated VIEs

	As of	As of
	March 31, 2020	March 31, 2019
	USD	USD
Current Assets:
Cash and cash equivalents	5,352,618	19,048,168
Accounts receivable and contract assets, net	1,884	418,639
Loans receivable, net - current	12,532,749	36,540,627
Interest receivable	25,318	—
Prepayments and other assets	1,037,481	2,928,471
Other receivable - current	23,609,338	—
Total Current Assets	42,559,388	58,935,905
Loans receivable,net - non-current,	14,164,192	39,760,643
Property, equipment and software, net	890,807	1,253,723
Deferred tax assets, net	—	3,721,177
Right-of-use assets	750,499	—
Other receivable - non-current	8,237,346	—
Total Assets	66,602,232	103,671,448

Current Liabilities
Accrued expenses and other current liabilities	2,021,659	2,048,601
Deferred revenue - current	124,682	110,726
Taxes payable	6,410,743	9,359,828
Lease liabilities - current	778,039	—
Total Current Liabilities	9,335,123	11,519,155
Deferred revenue - non-current	96,228	189,958
Lease liabilities - non-current	13,499	—
Total Liabilities	9,444,850	11,709,113

	Year ended	Year ended	Year ended
	March 31, 2020	March 31, 2019	March 31, 2018
	USD	USD	USD
Net revenues	3,945,668	61,145,315	107,257,841
Net (loss) income	(34,937,933)	14,570,310	68,124,874

	Year ended	Year ended	Year ended
	March 31, 2020	March 31, 2019	March 31, 2018
	USD	USD	USD
Net cash (used in) provided by operating activities	(65,068,631)	721,269	92,794,537
Net cash provided by (used in) investing activities	46,074,236	(51,541,988)	(27,623,791)
Net cash provided by (used in) financing activities	123,671	—	(2,447,161)

Schedule of amounts and balances of the consolidated Trust 1

	As of March 31, 2020	As of March 31, 2019
	USD	USD
Current Assets:
Cash	42,168	2,885,106
Other receivables	56,491	29,801
Loan receivables	4,472,885	64,103
Total assets	4,571,544	2,979,010

	Year ended March 31, 2020	Year ended March 31, 2019
	USD	USD
Revenues	1,468,873	224
Net income (loss)	343,133	(1,084)

	Year ended March 31, 2020	Year ended March 31, 2019
	USD	USD
Net cash provided by operating activities	1,748,706	2,949,209
Net cash used in investing activity	(4,486,321)	(64,103)
Net cash used in financing activity	—	—

Schedule of disaggregation of revenue

	Year ended	Year ended	Year ended
	March 31, 2020	March 31, 2019	March 31, 2018
	USD	USD	USD
Revenue
Loan facilitation service	3,666,244	66,782,312	117,984,295
Post-origination service	7,086,591	11,418,182	4,213,862
Interest income	4,511,969	3,552,983	590,122
Recommendation service	3,754,738	858,796	—
Loan management service	—	—	508,948
Others	10,218	1,491	21,434
Total revenues	19,029,760	82,613,764	123,318,661
Tax and surcharges	(228,154)	(773,382)	(890,414)
Cash incentives	(7,366,546)	(20,509,878)	(15,170,406)
Net Revenues	11,435,060	61,330,504	107,257,841

Schedule of estimated useful lives of property, equipment and software, net

Property, equipment and software acquired are stated at cost. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives:

Useful life
Office equipment	3-5 years
Vehicle	4-5 years
Software	5 years
Leasehold improvements	over shorter of the lease term or estimated useful life

Schedule of the depreciation of property, equipment and software recognized

	Year ended	Year ended	Year ended
	March 31, 2020	March 31, 2019	March 31, 2018
	USD	USD	USD
General and administrative	391,984	309,754	174,384
Sales and marketing	7,095	7,368	—
Service and development	181,424	89,677	—

ASU 2014-09
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of impacts of the adoption of ASC

The impacts of the adoption of ASC 606 in the year ended March 31, 2019 on consolidated statement of comprehensive income are shown below.

		Impacts of
		ASC606	Balances without
Impacted consolidated statement of income items	As Reported	Adoption	ASC 606 Adoption
	USD	USD	USD
Net revenues	61,330,504	189,686	61,520,190
Net income	5,532,581	189,686	5,722,267

The impacts of the adoption of ASC 606 as of March 31, 2019, including the cumulative effects of the change, on consolidated balance sheet are shown below.

Impacts of
		ASC606	Balances without
Impacted consolidated balance sheet items	As Reported	Adoption	ASC 606 Adoption
	USD	USD	USD
Equity:
Retained earnings	69,768,756	189,686	69,958,442